TAXES ON INCOME (Schedule of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Beginning balance	$ 86,925	$ 60,960	$ 56,602
Additions	3,466	25,965	4,358
Ending balance	$ 90,391	$ 86,925	$ 60,960